Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ 1,958	€ 1,494	€ 2,385
Change in asset ceiling excluding amounts included in finance cost	(17)	2	(37)
Actuarial gains/(losses) arising from changes in demographic assumptions	(4)	246	183
Actuarial gains/(losses) arising from changes in financial assumptions	342	(1,414)	(2,138)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	126	(78)	(12)
Total of defined benefit costs recognised in other comprehensive income	€ 2,405	€ 250	€ 381